Customer and Supplier Concentrations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer and Supplier Concentration [Line Items]
Accounts receivable (in Dollars)	$ 937,231	$ 1,954,710
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	55.79%	34.83%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	13.12%	53.39%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage		12.05%
Supplier Concentration Risk [Member] | Supplier One [Member] | Total Purchase [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	17.18%	18.13%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Total Purchase [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	15.91%	17.80%